Net Income (Loss) per Common Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	5,925,836	16,793,301	16,752,915	5,081,023
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	436,333
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	3,888,657	2,424,612	2,472,234	2,410,134